Shareholder Report, Holdings (Details)	Apr. 30, 2026
Fidelity Small Cap Stock K6 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Small Cap Stock K6 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Small Cap Stock K6 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Small Cap Stock K6 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Small Cap Stock K6 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Small Cap Stock K6 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Small Cap Stock K6 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Small Cap Stock K6 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Small Cap Stock K6 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Small Cap Stock K6 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Small Cap Stock K6 Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Small Cap Stock K6 Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Small Cap Stock K6 Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Small Cap Stock K6 Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Small Cap Stock K6 Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Small Cap Stock K6 Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Small Cap Stock K6 Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Small Cap Stock K6 Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Small Cap Stock K6 Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Small Cap Stock K6 Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Small Cap Stock K6 Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Small Cap Stock K6 Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	89.60%
Fidelity Small Cap Stock K6 Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Small Cap Stock K6 Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Small Cap Stock K6 Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Small Cap Stock K6 Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Small Cap Stock K6 Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Small Cap Stock K6 Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Small Cap Stock K6 Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Small Cap Stock K6 Fund | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Stock K6 Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Small Cap Stock K6 Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity Small Cap Stock K6 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Stock Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Small Cap Stock Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Small Cap Stock Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Small Cap Stock Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Small Cap Stock Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Small Cap Stock Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Small Cap Stock Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Small Cap Stock Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Small Cap Stock Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Small Cap Stock Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Small Cap Stock Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Small Cap Stock Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Small Cap Stock Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Small Cap Stock Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Small Cap Stock Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Fidelity Small Cap Stock Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Small Cap Stock Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Small Cap Stock Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Small Cap Stock Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Small Cap Stock Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Small Cap Stock Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Small Cap Stock Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	89.50%
Fidelity Small Cap Stock Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Small Cap Stock Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Small Cap Stock Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Small Cap Stock Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Small Cap Stock Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Small Cap Stock Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Small Cap Stock Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Stock Fund | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Stock Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Small Cap Stock Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Small Cap Stock Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Small Cap Discovery Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Small Cap Discovery Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Small Cap Discovery Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Small Cap Discovery Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Small Cap Discovery Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Small Cap Discovery Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Small Cap Discovery Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Small Cap Discovery Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Small Cap Discovery Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Small Cap Discovery Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Small Cap Discovery Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Small Cap Discovery Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Small Cap Discovery Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Small Cap Discovery Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Small Cap Discovery Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Fidelity Small Cap Discovery Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Small Cap Discovery Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Small Cap Discovery Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Small Cap Discovery Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Small Cap Discovery Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Small Cap Discovery Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Small Cap Discovery Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	94.90%
Fidelity Small Cap Discovery Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Small Cap Discovery Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Small Cap Discovery Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Small Cap Discovery Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Small Cap Discovery Fund | BailiwickOfGuernseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Small Cap Discovery Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Small Cap Discovery Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Small Cap Discovery Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Fidelity Small Cap Discovery Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Series Small Cap Discovery Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Series Small Cap Discovery Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Series Small Cap Discovery Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Series Small Cap Discovery Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Series Small Cap Discovery Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Series Small Cap Discovery Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Series Small Cap Discovery Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Series Small Cap Discovery Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Series Small Cap Discovery Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Series Small Cap Discovery Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Series Small Cap Discovery Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Series Small Cap Discovery Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Fidelity Series Small Cap Discovery Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity Series Small Cap Discovery Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Series Small Cap Discovery Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity Series Small Cap Discovery Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Series Small Cap Discovery Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Series Small Cap Discovery Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Series Small Cap Discovery Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series Small Cap Discovery Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Series Small Cap Discovery Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Series Small Cap Discovery Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	95.10%
Fidelity Series Small Cap Discovery Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Series Small Cap Discovery Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Series Small Cap Discovery Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Series Small Cap Discovery Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Small Cap Discovery Fund | BailiwickOfGuernseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Small Cap Discovery Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Small Cap Discovery Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Small Cap Discovery Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Fidelity Series Small Cap Discovery Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Series Small Cap Core Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Series Small Cap Core Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Series Small Cap Core Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Series Small Cap Core Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Series Small Cap Core Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Small Cap Core Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Small Cap Core Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Small Cap Core Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Small Cap Core Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Small Cap Core Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Small Cap Core Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Fidelity Series Small Cap Core Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity Series Small Cap Core Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Series Small Cap Core Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Series Small Cap Core Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Series Small Cap Core Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Series Small Cap Core Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Series Small Cap Core Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Series Small Cap Core Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Series Small Cap Core Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Series Small Cap Core Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Series Small Cap Core Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	91.60%
Fidelity Series Small Cap Core Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Series Small Cap Core Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Series Small Cap Core Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Small Cap Core Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Series Small Cap Core Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Series Small Cap Core Fund | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Series Small Cap Core Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Series Small Cap Core Fund | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Series Small Cap Core Fund | BahamasNassauMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series Small Cap Core Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Fidelity Series Small Cap Core Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Mid-Cap Stock K6 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Mid-Cap Stock K6 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Mid-Cap Stock K6 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Mid-Cap Stock K6 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Mid-Cap Stock K6 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Mid-Cap Stock K6 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Mid-Cap Stock K6 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Mid-Cap Stock K6 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Mid-Cap Stock K6 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Mid-Cap Stock K6 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Mid-Cap Stock K6 Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Mid-Cap Stock K6 Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Mid-Cap Stock K6 Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Mid-Cap Stock K6 Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Mid-Cap Stock K6 Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Fidelity Mid-Cap Stock K6 Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Mid-Cap Stock K6 Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Mid-Cap Stock K6 Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Mid-Cap Stock K6 Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Mid-Cap Stock K6 Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Mid-Cap Stock K6 Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Mid-Cap Stock K6 Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	88.90%
Fidelity Mid-Cap Stock K6 Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Mid-Cap Stock K6 Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Mid-Cap Stock K6 Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Mid-Cap Stock K6 Fund | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Mid-Cap Stock K6 Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Mid-Cap Stock K6 Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Mid-Cap Stock K6 Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Mid-Cap Stock K6 Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Mid-Cap Stock K6 Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Mid-Cap Stock K6 Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Fidelity Mid-Cap Stock K6 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Mid-Cap Stock K6 Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Mid-Cap Stock Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Mid-Cap Stock Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Mid-Cap Stock Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Mid-Cap Stock Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Mid-Cap Stock Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Mid-Cap Stock Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Mid-Cap Stock Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Mid-Cap Stock Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Mid-Cap Stock Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Mid-Cap Stock Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Mid-Cap Stock Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Mid-Cap Stock Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Mid-Cap Stock Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Mid-Cap Stock Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Mid-Cap Stock Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Fidelity Mid-Cap Stock Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Mid-Cap Stock Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Mid-Cap Stock Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Mid-Cap Stock Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Mid-Cap Stock Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Mid-Cap Stock Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Mid-Cap Stock Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	89.10%
Fidelity Mid-Cap Stock Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Mid-Cap Stock Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Mid-Cap Stock Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Mid-Cap Stock Fund | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Mid-Cap Stock Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Mid-Cap Stock Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Mid-Cap Stock Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Mid-Cap Stock Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Mid-Cap Stock Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Mid-Cap Stock Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.60%
Fidelity Mid-Cap Stock Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Mid-Cap Stock Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Mid-Cap Stock Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Mid-Cap Stock Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Mid-Cap Stock Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Mid-Cap Stock Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Mid-Cap Stock Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Mid-Cap Stock Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Mid-Cap Stock Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Mid-Cap Stock Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Mid-Cap Stock Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Mid-Cap Stock Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Mid-Cap Stock Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Mid-Cap Stock Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Mid-Cap Stock Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Mid-Cap Stock Fund - Class K | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Mid-Cap Stock Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Fidelity Mid-Cap Stock Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Mid-Cap Stock Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Mid-Cap Stock Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Mid-Cap Stock Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Mid-Cap Stock Fund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Mid-Cap Stock Fund - Class K | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Mid-Cap Stock Fund - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	89.10%
Fidelity Mid-Cap Stock Fund - Class K | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Mid-Cap Stock Fund - Class K | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Mid-Cap Stock Fund - Class K | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Mid-Cap Stock Fund - Class K | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Mid-Cap Stock Fund - Class K | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Mid-Cap Stock Fund - Class K | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Mid-Cap Stock Fund - Class K | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Mid-Cap Stock Fund - Class K | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Mid-Cap Stock Fund - Class K | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Mid-Cap Stock Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.60%
Fidelity Mid-Cap Stock Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Mid-Cap Stock Fund - Class K | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Large Cap Stock K6 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Large Cap Stock K6 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Large Cap Stock K6 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Large Cap Stock K6 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Large Cap Stock K6 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Large Cap Stock K6 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Large Cap Stock K6 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Large Cap Stock K6 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Large Cap Stock K6 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Large Cap Stock K6 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Large Cap Stock K6 Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Large Cap Stock K6 Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Large Cap Stock K6 Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Large Cap Stock K6 Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Large Cap Stock K6 Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Large Cap Stock K6 Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Large Cap Stock K6 Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Large Cap Stock K6 Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Large Cap Stock K6 Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Large Cap Stock K6 Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Large Cap Stock K6 Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Large Cap Stock K6 Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	92.20%
Fidelity Large Cap Stock K6 Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Large Cap Stock K6 Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Large Cap Stock K6 Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Large Cap Stock K6 Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Large Cap Stock K6 Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Large Cap Stock K6 Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Large Cap Stock K6 Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Large Cap Stock K6 Fund | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Large Cap Stock K6 Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Large Cap Stock K6 Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	94.90%
Fidelity Large Cap Stock K6 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Large Cap Stock K6 Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Large Cap Stock Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Large Cap Stock Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Large Cap Stock Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Large Cap Stock Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Large Cap Stock Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Large Cap Stock Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Large Cap Stock Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Large Cap Stock Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Large Cap Stock Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Large Cap Stock Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Large Cap Stock Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Large Cap Stock Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Fidelity Large Cap Stock Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Large Cap Stock Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Large Cap Stock Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity Large Cap Stock Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Large Cap Stock Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Large Cap Stock Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Large Cap Stock Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Large Cap Stock Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Large Cap Stock Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Large Cap Stock Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	91.90%
Fidelity Large Cap Stock Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Large Cap Stock Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Large Cap Stock Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Large Cap Stock Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Large Cap Stock Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Large Cap Stock Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Large Cap Stock Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Large Cap Stock Fund | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Large Cap Stock Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Large Cap Stock Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.30%
Fidelity Large Cap Stock Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Large Cap Stock Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Large Cap Stock Fund | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Founders Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Founders Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Founders Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Founders Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Founders Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Founders Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Founders Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Founders Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Founders Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Founders Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Founders Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Founders Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Fidelity Founders Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Founders Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Founders Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Founders Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Founders Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Founders Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Founders Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Founders Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Founders Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	83.10%
Fidelity Founders Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Founders Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Founders Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Founders Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Founders Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Founders Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Founders Fund | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Founders Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Founders Fund | China
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Founders Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Fidelity Founders Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Founders Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Founders Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Founders Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Founders Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Founders Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Founders Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Founders Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Founders Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Founders Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Founders Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Founders Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Founders Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Founders Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Fidelity Advisor Founders Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Founders Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Founders Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Advisor Founders Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Founders Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Founders Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Founders Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor Founders Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Founders Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	83.10%
Fidelity Advisor Founders Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Founders Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Founders Fund - Class Z | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Founders Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Founders Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Founders Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Founders Fund - Class Z | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Founders Fund - Class Z | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Founders Fund - Class Z | China
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Founders Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Fidelity Advisor Founders Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Founders Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Founders Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Founders Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Founders Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Founders Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Founders Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Founders Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Founders Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Founders Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Founders Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Founders Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Founders Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Founders Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Fidelity Advisor Founders Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Founders Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Founders Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Advisor Founders Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Founders Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Founders Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Founders Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor Founders Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Founders Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	83.10%
Fidelity Advisor Founders Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Founders Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Founders Fund - Class M | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Founders Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Founders Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Founders Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Founders Fund - Class M | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Founders Fund - Class M | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Founders Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Founders Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Fidelity Advisor Founders Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Founders Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Founders Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Founders Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Founders Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Founders Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Founders Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Founders Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Founders Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Founders Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Founders Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Founders Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Founders Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Founders Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Fidelity Advisor Founders Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Founders Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Founders Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Advisor Founders Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Founders Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Founders Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Founders Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor Founders Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Founders Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	83.10%
Fidelity Advisor Founders Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Founders Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Founders Fund - Class I | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Founders Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Founders Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Founders Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Founders Fund - Class I | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Founders Fund - Class I | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Founders Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Founders Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Fidelity Advisor Founders Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Founders Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Founders Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Founders Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Founders Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Founders Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Founders Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Founders Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Founders Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Founders Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Founders Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Founders Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Founders Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Founders Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Fidelity Advisor Founders Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Founders Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Founders Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Advisor Founders Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Founders Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Founders Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Founders Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor Founders Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Founders Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	83.10%
Fidelity Advisor Founders Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Founders Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Founders Fund - Class C | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Founders Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Founders Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Founders Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Founders Fund - Class C | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Founders Fund - Class C | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Founders Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Founders Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Fidelity Advisor Founders Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Founders Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Founders Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Founders Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Founders Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Founders Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Founders Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Founders Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Founders Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Founders Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Founders Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Founders Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Founders Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Founders Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Fidelity Advisor Founders Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Founders Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Founders Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Advisor Founders Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Founders Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Founders Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Founders Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor Founders Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Founders Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	83.10%
Fidelity Advisor Founders Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Founders Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Founders Fund - Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Founders Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Founders Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Founders Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Founders Fund - Class A | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Founders Fund - Class A | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Founders Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Founders Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Fidelity Advisor Founders Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Founders Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Mid-Cap Stock Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Mid-Cap Stock Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Mid-Cap Stock Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Mid-Cap Stock Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Mid-Cap Stock Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Mid-Cap Stock Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Mid-Cap Stock Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Mid-Cap Stock Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Mid-Cap Stock Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Mid-Cap Stock Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Mid-Cap Stock Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Mid-Cap Stock Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Mid-Cap Stock Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Mid-Cap Stock Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Mid-Cap Stock Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Fidelity Advisor Mid-Cap Stock Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Mid-Cap Stock Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Mid-Cap Stock Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Mid-Cap Stock Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Mid-Cap Stock Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Mid-Cap Stock Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Mid-Cap Stock Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	89.10%
Fidelity Advisor Mid-Cap Stock Fund - Class A | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Mid-Cap Stock Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Mid-Cap Stock Fund - Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Mid-Cap Stock Fund - Class A | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Mid-Cap Stock Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Mid-Cap Stock Fund - Class A | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Mid-Cap Stock Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Mid-Cap Stock Fund - Class A | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Mid-Cap Stock Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Mid-Cap Stock Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.60%
Fidelity Advisor Mid-Cap Stock Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Mid-Cap Stock Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Mid-Cap Stock Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Mid-Cap Stock Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Mid-Cap Stock Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Mid-Cap Stock Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Mid-Cap Stock Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Mid-Cap Stock Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Mid-Cap Stock Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Mid-Cap Stock Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Mid-Cap Stock Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Mid-Cap Stock Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Mid-Cap Stock Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Mid-Cap Stock Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Mid-Cap Stock Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Mid-Cap Stock Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Mid-Cap Stock Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Fidelity Advisor Mid-Cap Stock Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Mid-Cap Stock Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Mid-Cap Stock Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Mid-Cap Stock Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Mid-Cap Stock Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Mid-Cap Stock Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Mid-Cap Stock Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	89.10%
Fidelity Advisor Mid-Cap Stock Fund - Class M | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Mid-Cap Stock Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Mid-Cap Stock Fund - Class M | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Mid-Cap Stock Fund - Class M | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Mid-Cap Stock Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Mid-Cap Stock Fund - Class M | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Mid-Cap Stock Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Mid-Cap Stock Fund - Class M | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Mid-Cap Stock Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Mid-Cap Stock Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.60%
Fidelity Advisor Mid-Cap Stock Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Mid-Cap Stock Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Mid-Cap Stock Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Mid-Cap Stock Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Mid-Cap Stock Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Mid-Cap Stock Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Mid-Cap Stock Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Mid-Cap Stock Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Mid-Cap Stock Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Mid-Cap Stock Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Mid-Cap Stock Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Mid-Cap Stock Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Mid-Cap Stock Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Mid-Cap Stock Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Mid-Cap Stock Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Mid-Cap Stock Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Mid-Cap Stock Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Fidelity Advisor Mid-Cap Stock Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Mid-Cap Stock Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Mid-Cap Stock Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Mid-Cap Stock Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Mid-Cap Stock Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Mid-Cap Stock Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Mid-Cap Stock Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	89.10%
Fidelity Advisor Mid-Cap Stock Fund - Class C | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Mid-Cap Stock Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Mid-Cap Stock Fund - Class C | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Mid-Cap Stock Fund - Class C | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Mid-Cap Stock Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Mid-Cap Stock Fund - Class C | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Mid-Cap Stock Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Mid-Cap Stock Fund - Class C | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Mid-Cap Stock Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Mid-Cap Stock Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.60%
Fidelity Advisor Mid-Cap Stock Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Mid-Cap Stock Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Mid-Cap Stock Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Mid-Cap Stock Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Mid-Cap Stock Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Mid-Cap Stock Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Mid-Cap Stock Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Mid-Cap Stock Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Mid-Cap Stock Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Mid-Cap Stock Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Mid-Cap Stock Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Mid-Cap Stock Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Mid-Cap Stock Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Mid-Cap Stock Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Mid-Cap Stock Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Mid-Cap Stock Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Mid-Cap Stock Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Fidelity Advisor Mid-Cap Stock Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Mid-Cap Stock Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Mid-Cap Stock Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Mid-Cap Stock Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Mid-Cap Stock Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Mid-Cap Stock Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Mid-Cap Stock Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	89.10%
Fidelity Advisor Mid-Cap Stock Fund - Class I | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Mid-Cap Stock Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Mid-Cap Stock Fund - Class I | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Mid-Cap Stock Fund - Class I | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Mid-Cap Stock Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Mid-Cap Stock Fund - Class I | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Mid-Cap Stock Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Mid-Cap Stock Fund - Class I | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Mid-Cap Stock Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Mid-Cap Stock Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.60%
Fidelity Advisor Mid-Cap Stock Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Mid-Cap Stock Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Mid-Cap Stock Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Mid-Cap Stock Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Mid-Cap Stock Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Mid-Cap Stock Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Mid-Cap Stock Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Mid-Cap Stock Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Mid-Cap Stock Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Mid-Cap Stock Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Mid-Cap Stock Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Mid-Cap Stock Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Mid-Cap Stock Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Mid-Cap Stock Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Mid-Cap Stock Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Mid-Cap Stock Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Mid-Cap Stock Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Fidelity Advisor Mid-Cap Stock Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Mid-Cap Stock Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Mid-Cap Stock Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Mid-Cap Stock Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Mid-Cap Stock Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Mid-Cap Stock Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Mid-Cap Stock Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	89.10%
Fidelity Advisor Mid-Cap Stock Fund - Class Z | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Mid-Cap Stock Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Mid-Cap Stock Fund - Class Z | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Mid-Cap Stock Fund - Class Z | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Mid-Cap Stock Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Mid-Cap Stock Fund - Class Z | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Mid-Cap Stock Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Mid-Cap Stock Fund - Class Z | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Mid-Cap Stock Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Mid-Cap Stock Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.60%
Fidelity Advisor Mid-Cap Stock Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Mid-Cap Stock Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Large Cap Stock Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Large Cap Stock Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Large Cap Stock Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Large Cap Stock Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Large Cap Stock Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Large Cap Stock Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Large Cap Stock Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Large Cap Stock Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Large Cap Stock Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Large Cap Stock Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Large Cap Stock Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Large Cap Stock Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Fidelity Advisor Large Cap Stock Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Large Cap Stock Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Large Cap Stock Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity Advisor Large Cap Stock Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Large Cap Stock Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Large Cap Stock Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Large Cap Stock Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Advisor Large Cap Stock Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Large Cap Stock Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Large Cap Stock Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	91.90%
Fidelity Advisor Large Cap Stock Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Large Cap Stock Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Large Cap Stock Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Large Cap Stock Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Large Cap Stock Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Large Cap Stock Fund - Class A | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Large Cap Stock Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Large Cap Stock Fund - Class A | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Large Cap Stock Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Large Cap Stock Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.30%
Fidelity Advisor Large Cap Stock Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Large Cap Stock Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Large Cap Stock Fund - Class A | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Large Cap Stock Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Large Cap Stock Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Large Cap Stock Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Large Cap Stock Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Large Cap Stock Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Large Cap Stock Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Large Cap Stock Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Large Cap Stock Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Large Cap Stock Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Large Cap Stock Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Large Cap Stock Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Large Cap Stock Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Fidelity Advisor Large Cap Stock Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Large Cap Stock Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Large Cap Stock Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity Advisor Large Cap Stock Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Large Cap Stock Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Large Cap Stock Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Large Cap Stock Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Advisor Large Cap Stock Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Large Cap Stock Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Large Cap Stock Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	91.90%
Fidelity Advisor Large Cap Stock Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Large Cap Stock Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Large Cap Stock Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Large Cap Stock Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Large Cap Stock Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Large Cap Stock Fund - Class M | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Large Cap Stock Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Large Cap Stock Fund - Class M | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Large Cap Stock Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Large Cap Stock Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.30%
Fidelity Advisor Large Cap Stock Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Large Cap Stock Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Large Cap Stock Fund - Class M | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Large Cap Stock Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Large Cap Stock Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Large Cap Stock Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Large Cap Stock Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Large Cap Stock Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Large Cap Stock Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Large Cap Stock Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Large Cap Stock Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Large Cap Stock Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Large Cap Stock Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Large Cap Stock Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Large Cap Stock Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Fidelity Advisor Large Cap Stock Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Large Cap Stock Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Large Cap Stock Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity Advisor Large Cap Stock Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Large Cap Stock Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Large Cap Stock Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Large Cap Stock Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Advisor Large Cap Stock Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Large Cap Stock Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Large Cap Stock Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	91.90%
Fidelity Advisor Large Cap Stock Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Large Cap Stock Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Large Cap Stock Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Large Cap Stock Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Large Cap Stock Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Large Cap Stock Fund - Class C | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Large Cap Stock Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Large Cap Stock Fund - Class C | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Large Cap Stock Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Large Cap Stock Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.30%
Fidelity Advisor Large Cap Stock Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Large Cap Stock Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Large Cap Stock Fund - Class C | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Large Cap Stock Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Large Cap Stock Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Large Cap Stock Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Large Cap Stock Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Large Cap Stock Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Large Cap Stock Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Large Cap Stock Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Large Cap Stock Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Large Cap Stock Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Large Cap Stock Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Large Cap Stock Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Large Cap Stock Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Fidelity Advisor Large Cap Stock Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Large Cap Stock Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Large Cap Stock Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity Advisor Large Cap Stock Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Large Cap Stock Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Large Cap Stock Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Large Cap Stock Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Advisor Large Cap Stock Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Large Cap Stock Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Large Cap Stock Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	91.90%
Fidelity Advisor Large Cap Stock Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Large Cap Stock Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Large Cap Stock Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Large Cap Stock Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Large Cap Stock Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Large Cap Stock Fund - Class I | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Large Cap Stock Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Large Cap Stock Fund - Class I | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Large Cap Stock Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Large Cap Stock Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.30%
Fidelity Advisor Large Cap Stock Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Large Cap Stock Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Large Cap Stock Fund - Class I | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Large Cap Stock Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Large Cap Stock Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Large Cap Stock Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Large Cap Stock Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Large Cap Stock Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Large Cap Stock Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Large Cap Stock Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Large Cap Stock Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Large Cap Stock Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Large Cap Stock Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Large Cap Stock Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Large Cap Stock Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Fidelity Advisor Large Cap Stock Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Large Cap Stock Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Large Cap Stock Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity Advisor Large Cap Stock Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Large Cap Stock Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Large Cap Stock Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Large Cap Stock Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Advisor Large Cap Stock Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Large Cap Stock Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Large Cap Stock Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	91.90%
Fidelity Advisor Large Cap Stock Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Large Cap Stock Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Large Cap Stock Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Large Cap Stock Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Large Cap Stock Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Large Cap Stock Fund - Class Z | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Large Cap Stock Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Large Cap Stock Fund - Class Z | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Large Cap Stock Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Large Cap Stock Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.30%
Fidelity Advisor Large Cap Stock Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Large Cap Stock Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Large Cap Stock Fund - Class Z | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%